COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
1.	The Company's office space and office equipment are rented under several operating leases. Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2013	$2,519
2014	2,391
2015	2,524
2016	2,452
2017	2,278
2018 and thereafter	1,992

$14,156